Cover	Nov. 18, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	001-39930
Entity Registrant Name	SCIENCE STRATEGIC ACQUISITION CORP. ALPHA
Entity Central Index Key	0001830547
Entity Tax Identification Number	85-3594633
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1447 2nd Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	310
Local Phone Number	393-3024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Warrant
Trading Symbol	SSAAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SSAA
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	SSAAW
Security Exchange Name	NASDAQ